Costs and expenses by nature - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs and expenses by nature
Raw materials	R$ (6,844,761)	R$ (7,134,069)	R$ (7,291,453)
Commodity cost (natural gas)	(9,798,394)	(12,083,199)	(11,919,415)
Railroad transport and port elevation expenses	(3,260,552)	(3,129,514)	(2,696,333)
Other transport	(506,805)	(484,136)	(523,747)
Depreciation and amortization	(3,890,832)	(3,868,583)	(3,364,943)
Personnel expenses	(3,183,083)	(3,115,478)	(2,893,919)
Construction cost	(1,568,285)	(1,602,284)	(1,494,141)
Third-party services expenses	(923,519)	(901,372)	(952,294)
Selling expenses	(3,181)	(42,815)	(37,451)
Cost of properties sold (Note 10.5)	(82,216)	(746,956)	(153,470)
Other	(1,559,250)	(1,548,827)	(1,101,274)
Total expenses by nature	(31,620,878)	(34,657,233)	(32,428,440)
Cost of sales	(27,242,987)	(30,236,061)	(28,549,896)
Selling expenses	(1,850,143)	(1,575,890)	(1,350,570)
General and administrative expenses	(2,527,748)	(2,845,282)	(2,527,974)
Total cost and expenses	R$ (31,620,878)	R$ (34,657,233)	R$ (32,428,440)